T. ROWE PRICE U.S. Equity Research Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 7.9%
Diversified Telecommunication Services 0.6%
AT&T  1,455,933 28,027
Verizon Communications  979,076 38,076
66,103
Entertainment 1.4%
Activision Blizzard  296,194 25,352
Netflix (1) 172,384 59,555
Walt Disney (1) 826,277 82,735
167,642
Interactive Media & Services 4.9%
Alphabet, Class A (1) 1,615,845 167,612
Alphabet, Class C (1) 2,336,948 243,043
Meta Platforms, Class A (1) 773,022 163,834
574,489
Media 0.1%
Comcast, Class A  432,115 16,382
16,382
Wireless Telecommunication Services 0.9%
T-Mobile U.S. (1) 737,373 106,801
106,801
Total Communication Services 931,417
CONSUMER DISCRETIONARY 10.0%
Automobile Components 0.1%
Aptiv (1) 33,478 3,756
Magna International  185,224 9,922
13,678
Automobiles 1.0%
Tesla (1) 572,473 118,765
118,765
Broadline Retail 2.7%
Amazon.com (1) 3,070,128 317,114
317,114
Distributors 0.1%
Genuine Parts  51,200 8,566
8,566

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (1) 112,188 8,637
8,637
Hotels, Restaurants & Leisure 2.6%
Booking Holdings (1) 16,404 43,510
Chipotle Mexican Grill (1) 19,772 33,776
Hilton Worldwide Holdings  262,891 37,034
Las Vegas Sands (1) 471,561 27,091
Marriott International, Class A  72,054 11,964
McDonald's  296,153 82,808
MGM Resorts International  411,689 18,287
Starbucks  358,386 37,319
Wynn Resorts (1) 146,585 16,404
308,193
Household Durables 0.2%
NVR (1) 3,531 19,675
19,675
Specialty Retail 2.6%
AutoZone (1) 11,681 28,714
Burlington Stores (1) 108,893 22,008
Home Depot  378,419 111,679
Lowe's  131,430 26,282
O'Reilly Automotive (1) 44,484 37,766
Ross Stores  317,547 33,701
TJX  347,872 27,259
Ulta Beauty (1) 32,784 17,889
305,298
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Class B  597,026 73,219
73,219
Total Consumer Discretionary 1,173,145
CONSUMER STAPLES 7.1%
Beverages 2.3%
Coca-Cola  1,423,132 88,277
Constellation Brands, Class A  176,496 39,869
Keurig Dr Pepper  682,028 24,062
Monster Beverage (1) 653,469 35,294
PepsiCo  439,761 80,168
267,670
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale  153,758 76,398
Dollar General  119,354 25,119

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dollar Tree (1) 108,647 15,596
Sysco  231,100 17,848
Walmart  574,703 84,740
219,701
Food Products 0.6%
Conagra Brands  181,010 6,799
Darling Ingredients (1) 115,078 6,720
Kraft Heinz  208,300 8,055
Mondelez International, Class A  714,741 49,832
71,406
Household Products 1.2%
Colgate-Palmolive  83,508 6,276
Kimberly-Clark  87,009 11,678
Procter & Gamble  861,942 128,162
146,116
Personal Care Products 0.2%
Estee Lauder, Class A  119,151 29,366
29,366
Tobacco 0.9%
Altria Group  615,982 27,485
Philip Morris International  792,333 77,055
104,540
Total Consumer Staples 838,799
ENERGY 4.4%
Energy Equipment & Services 0.4%
Halliburton  633,592 20,047
NOV  350,823 6,494
Schlumberger  407,932 20,029
46,570
Oil, Gas & Consumable Fuels 4.0%
Chevron  605,385 98,775
ConocoPhillips  729,442 72,368
EOG Resources  301,539 34,565
Exxon Mobil  1,519,474 166,626
Hess  196,618 26,021
Marathon Petroleum  246,856 33,284
Pioneer Natural Resources  54,986 11,230
Suncor Energy  272,084 8,448
TotalEnergies, ADR  204,526 12,077
Valero Energy  84,300 11,768
475,162
Total Energy 521,732

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 13.5%
Banks 3.3%
Bank of America  1,968,007 56,285
Citigroup  665,538 31,207
Fifth Third Bancorp  1,039,445 27,691
Huntington Bancshares  1,937,555 21,701
JPMorgan Chase  968,148 126,159
PNC Financial Services Group  24,412 3,103
Regions Financial  236,391 4,387
U.S. Bancorp  972,007 35,041
Wells Fargo  2,075,822 77,594
Western Alliance Bancorp  71,401 2,538
385,706
Capital Markets 2.5%
Ares Management, Class A  237,069 19,781
BlackRock  7,164 4,794
Cboe Global Markets  116,636 15,657
Charles Schwab  826,514 43,293
CME Group  76,972 14,742
Goldman Sachs Group  84,945 27,786
Intercontinental Exchange  299,230 31,207
MarketAxess Holdings  26,184 10,245
Moody's  78,500 24,022
Morgan Stanley  561,948 49,339
MSCI  26,124 14,621
S&P Global  104,202 35,926
State Street  121,320 9,183
300,596
Consumer Finance 0.4%
American Express  179,480 29,605
Capital One Financial  53,962 5,189
Discover Financial Services  76,939 7,605
42,399
Financial Services 5.2%
Apollo Global Management  308,749 19,501
Berkshire Hathaway, Class B (1) 489,139 151,031
Corebridge Financial  1,205,854 19,318
Equitable Holdings  899,928 22,849
Fiserv (1) 514,169 58,117
FleetCor Technologies (1) 257,171 54,224
Global Payments  318,123 33,479
Mastercard, Class A  308,662 112,171

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  634,575 143,071
613,761
Insurance 2.1%
American International Group  866,031 43,613
Assurant  38,409 4,612
Chubb  309,129 60,027
Hartford Financial Services Group  659,159 45,937
Marsh & McLennan  195,932 32,632
MetLife  657,901 38,119
Progressive  25,490 3,647
RenaissanceRe Holdings  124,066 24,855
253,442
Total Financials 1,595,904
HEALTH CARE 14.6%
Biotechnology 2.3%
AbbVie  638,496 101,757
Amgen  140,284 33,913
Biogen (1) 73,597 20,462
Gilead Sciences  150,003 12,446
Moderna (1) 89,906 13,808
Regeneron Pharmaceuticals (1) 55,083 45,260
Vertex Pharmaceuticals (1) 125,003 39,385
267,031
Health Care Equipment & Supplies 2.6%
Abbott Laboratories  317,167 32,116
Becton Dickinson & Company  248,120 61,420
Boston Scientific (1) 146,133 7,311
DENTSPLY SIRONA  230,239 9,044
Dexcom (1) 249,832 29,025
Intuitive Surgical (1) 214,705 54,851
Medtronic  124,212 10,014
STERIS  118,396 22,647
Stryker  129,305 36,913
Teleflex  48,349 12,247
Zimmer Biomet Holdings  214,552 27,720
303,308
Health Care Providers & Services 3.2%
AmerisourceBergen  121,065 19,384
Cigna Group  88,355 22,577
CVS Health  125,139 9,299
Elevance Health  123,063 56,586
HCA Healthcare  47,166 12,437
Humana  76,232 37,008

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McKesson  86,940 30,955
Molina Healthcare (1) 65,166 17,431
UnitedHealth Group  361,236 170,716
376,393
Life Sciences Tools & Services 2.0%
Agilent Technologies  280,596 38,818
Charles River Laboratories International (1) 47,762 9,639
Danaher  220,144 55,485
Illumina (1) 52,629 12,239
IQVIA Holdings (1) 36,147 7,189
Mettler-Toledo International (1) 10,877 16,644
Thermo Fisher Scientific  157,812 90,958
West Pharmaceutical Services  21,409 7,418
238,390
Pharmaceuticals 4.5%
AstraZeneca, ADR  228,983 15,894
Bristol-Myers Squibb  317,373 21,997
Eli Lilly  399,185 137,088
Johnson & Johnson  674,411 104,534
Merck  917,374 97,599
Novo Nordisk, ADR  220,369 35,070
Pfizer  1,045,007 42,636
Viatris  2,407,293 23,158
Zoetis  292,386 48,665
526,641
Total Health Care 1,711,763
INDUSTRIALS & BUSINESS SERVICES 7.4%
Aerospace & Defense 1.5%
Boeing (1) 132,542 28,156
General Dynamics  102,671 23,430
Huntington Ingalls Industries  34,600 7,163
L3Harris Technologies  117,024 22,965
Northrop Grumman  58,674 27,091
Raytheon Technologies  340,862 33,381
TransDigm Group  43,079 31,751
173,937
Air Freight & Logistics 0.2%
FedEx  106,808 24,405
24,405
Building Products 0.4%
Carrier Global  537,627 24,596
Johnson Controls International  148,834 8,963

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  47,764 8,788
42,347
Commercial Services & Supplies 0.5%
Cintas  29,100 13,464
Copart (1) 145,000 10,905
Republic Services  35,273 4,770
Waste Connections  220,460 30,659
59,798
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (1) 54,651 2,562
2,562
Electrical Equipment 0.4%
AMETEK  176,524 25,654
Emerson Electric  54,204 4,723
Rockwell Automation  79,381 23,295
53,672
Ground Transportation 1.1%
Canadian Pacific Railway  238,511 18,351
CSX  1,125,347 33,693
JB Hunt Transport Services  116,681 20,473
Norfolk Southern  28,600 6,063
Old Dominion Freight Line  115,628 39,411
Saia (1) 65,721 17,881
135,872
Industrial Conglomerates 1.8%
General Electric  941,695 90,026
Honeywell International  350,812 67,047
Roper Technologies  134,826 59,417
216,490
Machinery 1.2%
Cummins  199,444 47,643
Ingersoll Rand  462,851 26,929
Otis Worldwide  256,750 21,670
PACCAR  197,030 14,422
Stanley Black & Decker  371,924 29,970
140,634
Passenger Airlines 0.1%
Southwest Airlines  414,707 13,494
United Airlines Holdings (1) 40,015 1,771
15,265
Professional Services 0.2%
Broadridge Financial Solutions  33,238 4,872

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CoStar Group (1) 216,784 14,925
19,797
Trading Companies & Distributors 0.0%
United Rentals  8,228 3,256
3,256
Total Industrials & Business Services 888,035
INFORMATION TECHNOLOGY 26.3%
Communications Equipment 0.4%
Arista Networks (1) 191,325 32,116
Cisco Systems  345,220 18,046
50,162
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A  10,471 856
Teledyne Technologies (1) 60,731 27,168
Trimble (1) 300,974 15,777
43,801
IT Services 1.0%
Accenture, Class A  394,893 112,865
Cognizant Technology Solutions, Class A  107,751 6,565
119,430
Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices (1) 1,147,356 112,452
ASML Holding  60,913 41,464
Broadcom  139,436 89,454
Enphase Energy (1) 30,281 6,367
Entegris  278,655 22,853
First Solar (1) 20,405 4,438
KLA  30,391 12,131
Lam Research  67,556 35,813
Marvell Technology  1,030,825 44,635
Monolithic Power Systems  95,250 47,676
NVIDIA  1,068,665 296,843
ON Semiconductor (1) 492,270 40,524
Qorvo (1) 51,680 5,249
QUALCOMM  299,549 38,216
Skyworks Solutions  62,983 7,431
SolarEdge Technologies (1) 30,646 9,315
Teradyne  108,186 11,631
826,492
Software 10.2%
Adobe (1) 144,167 55,558
Cadence Design Systems (1) 165,544 34,779

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Descartes Systems Group (1) 135,182 10,897
DocuSign (1) 126,289 7,363
Fortinet (1) 430,505 28,611
Gen Digital  947,910 16,266
Intuit  113,172 50,455
Microsoft  2,711,319 781,673
Salesforce (1) 693,666 138,581
ServiceNow (1) 63,823 29,660
Synopsys (1) 113,515 43,845
Zoom Video Communications, Class A (1) 45,800 3,382
1,201,070
Technology Hardware, Storage & Peripherals 7.3%
Apple  5,028,060 829,127
Pure Storage, Class A (1) 780,323 19,906
Western Digital (1) 365,252 13,759
862,792
Total Information Technology 3,103,747
MATERIALS 2.8%
Chemicals 1.8%
Air Products & Chemicals  92,582 26,590
CF Industries Holdings  228,196 16,542
FMC  75,324 9,199
Linde  283,376 100,723
Nutrien  99,891 7,377
RPM International  144,664 12,621
Sherwin-Williams  184,708 41,517
214,569
Construction Materials 0.1%
Vulcan Materials  80,668 13,839
13,839
Containers & Packaging 0.5%
Avery Dennison  98,333 17,595
Ball  302,091 16,648
Packaging Corp. of America  62,415 8,665
Sealed Air  160,902 7,387
Westrock  241,362 7,354
57,649
Metals & Mining 0.3%
Freeport-McMoRan  234,500 9,593
Reliance Steel & Aluminum  66,872 17,169
Steel Dynamics  55,775 6,306
33,068

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.1%
West Fraser Timber  120,885 8,612
8,612
Total Materials 327,737
REAL ESTATE 2.4%
Health Care Real Estate Investment Trusts 0.2%
Welltower, REIT  266,027 19,072
19,072
Industrial Real Estate Investment Trusts 0.5%
Prologis, REIT  349,607 43,620
Rexford Industrial Realty, REIT  223,768 13,348
56,968
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  59,192 7,434
7,434
Residential Real Estate Investment Trusts 0.3%
American Homes 4 Rent, Class A, REIT  118,407 3,724
AvalonBay Communities, REIT  53,386 8,972
Camden Property Trust, REIT  28,553 2,993
Equity LifeStyle Properties, REIT  97,536 6,548
Essex Property Trust, REIT  53,819 11,256
Sun Communities, REIT  15,966 2,249
35,742
Retail Real Estate Investment Trusts 0.1%
Simon Property Group, REIT  108,834 12,186
12,186
Specialized Real Estate Investment Trusts 1.2%
American Tower, REIT  109,625 22,401
Equinix, REIT  46,043 33,199
Extra Space Storage, REIT  77,009 12,547
Public Storage, REIT  64,870 19,600
SBA Communications, REIT  185,398 48,402
Weyerhaeuser, REIT  174,756 5,265
141,414
Total Real Estate 272,816
UTILITIES 2.9%
Electric Utilities 1.7%
Evergy  375,445 22,947
Exelon  35,032 1,467
FirstEnergy  501,057 20,072
NextEra Energy  412,769 31,816

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PG&E (1) 2,980,193 48,190
Southern  1,038,340 72,248
Xcel Energy  80,005 5,396
202,136
Multi-Utilities 1.2%
Ameren  372,701 32,197
CMS Energy  283,279 17,388
Dominion Energy  822,793 46,002
DTE Energy  116,311 12,741
Sempra Energy  122,365 18,497
WEC Energy Group  152,347 14,441
141,266
Total Utilities 343,402
Total Common Stocks (Cost $9,509,478) 11,708,497
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 4.83% (2)(3) 53,240,772 53,241
53,241
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.687%, 6/22/23 (4) 2,430,000 2,405
2,405
Total Short-Term Investments (Cost $55,645) 55,646
Total Investments in Securities 99.8%
(Cost $9,565,123) $ 11,764,143
Other Assets Less Liabilities 0.2% 22,356
Net Assets 100.0% $ 11,786,499
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 171 S&P 500 E-Mini Index contracts 6/23 35,378 $ 1,758
Net payments (receipts) of variation margin to date (1,264)
Variation margin receivable (payable) on open futures contracts $ 494

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.83% $ — $ — $ 416++
Totals $ —# $ — $ 416+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Treasury Reserve
Fund, 4.83% $ 63,344  ¤  ¤ $ 53,241
Total $ 53,241^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $416 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $53,241.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Equity Research Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE U.S. Equity Research Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,708,497 $ — $ — $ 11,708,497
Short-Term Investments 53,241 2,405 — 55,646
Total Securities 11,761,738 2,405 — 11,764,143
Futures Contracts* 1,758 — — 1,758
Total $ 11,763,496 $ 2,405 $ — $ 11,765,901
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F108-054Q1 03/23